Income Tax (Tables)	6 Months Ended
May 31, 2025
Income Tax [Abstract]
Schedule of Deferred Tax Assets

The deferred tax assets which are principally comprised of provision of credit losses. The movement of recognized deferred tax assets were as follows:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year/ period	355,566	1,159,587	149,038
Addition	804,021	82,500	9,373
Balance, end of the year/ period	1,159,587	1,242,087	158,411